Derivative Instruments and Fair Value Measurements (Details Textual) (Not Designated as Hedging Instrument [Member], USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fixed Interest Rate	6.63%		6.63%
Derivative, Gain (Loss) on Derivative, Net			$ (17,000)
Forward Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	225,000		225,000
Derivative Asset					944,000
Derivative, Gain (Loss) on Derivative, Net	764,000	963,000	(1,169,000)	125,000
Swap [Member] | Fuel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	1,146,000		1,146,000		209,500
Derivative, Gain (Loss) on Derivative, Net	$ (1,315,000)	$ 917,000	$ (937,000)	$ 84,000